Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–64.33%
Aerospace & Defense–3.53%
General Dynamics Corp.	54,917	$10,765,380
Raytheon Technologies Corp.	242,068	20,808,165
Textron, Inc.	223,098	15,574,471
		47,148,016
Apparel Retail–1.07%
TJX Cos., Inc. (The)	217,857	14,374,205
Application Software–0.50%
Splunk, Inc.(b)	46,286	6,698,047
Automobile Manufacturers–2.21%
General Motors Co.(b)	560,761	29,557,712
Building Products–1.13%
Johnson Controls International PLC	221,868	15,104,773
Cable & Satellite–1.68%
Charter Communications, Inc., Class A(b)	16,526	12,023,657
Comcast Corp., Class A	187,107	10,464,894
		22,488,551
Casinos & Gaming–0.46%
Las Vegas Sands Corp.(b)	169,895	6,218,157
Commodity Chemicals–0.28%
Dow, Inc.	64,613	3,719,124
Communications Equipment–1.39%
Cisco Systems, Inc.	341,593	18,592,907
Construction & Engineering–0.83%
Quanta Services, Inc.(c)	97,716	11,122,035
Consumer Finance–1.12%
American Express Co.	89,084	14,924,243
Data Processing & Outsourced Services–0.73%
Fiserv, Inc.(b)	89,599	9,721,492
Distillers & Vintners–0.66%
Diageo PLC (United Kingdom)	184,617	8,895,411
Diversified Banks–4.65%
Bank of America Corp.	655,162	27,811,627
Wells Fargo & Co.	740,809	34,380,946
		62,192,573
Electric Utilities–1.88%
American Electric Power Co., Inc.	86,497	7,021,827
Duke Energy Corp.	51,231	4,999,633
Exelon Corp.	148,447	7,175,928
FirstEnergy Corp.	167,983	5,983,554
		25,180,942
Electrical Components & Equipment–0.61%
Emerson Electric Co.	85,941	8,095,642
Shares		Value
Electronic Components–0.53%
Corning, Inc.	195,189	$7,122,447
Electronic Manufacturing Services–0.60%
TE Connectivity Ltd.	58,078	7,969,463
Fertilizers & Agricultural Chemicals–0.85%
Corteva, Inc.	270,010	11,362,021
Food Distributors–1.31%
Sysco Corp.	116,184	9,120,444
US Foods Holding Corp.(b)	240,988	8,352,644
		17,473,088
Gold–0.46%
Barrick Gold Corp. (Canada)	339,566	6,129,166
Health Care Distributors–0.77%
McKesson Corp.	51,464	10,260,892
Health Care Equipment–1.39%
Medtronic PLC	90,500	11,344,175
Zimmer Biomet Holdings, Inc.	49,596	7,258,871
		18,603,046
Health Care Facilities–0.49%
Universal Health Services, Inc., Class B	47,439	6,564,134
Health Care Services–1.48%
Cigna Corp.	52,490	10,506,398
CVS Health Corp.	109,052	9,254,153
		19,760,551
Home Improvement Retail–0.46%
Kingfisher PLC (United Kingdom)	1,366,164	6,180,872
Hotels, Resorts & Cruise Lines–0.97%
Booking Holdings, Inc.(b)	5,450	12,937,591
Industrial Machinery–0.62%
Parker-Hannifin Corp.	29,504	8,249,908
Insurance Brokers–0.57%
Willis Towers Watson PLC	32,613	7,581,218
Integrated Oil & Gas–0.89%
Chevron Corp.	117,704	11,941,071
Investment Banking & Brokerage–3.71%
Charles Schwab Corp. (The)	161,328	11,751,132
Goldman Sachs Group, Inc. (The)	50,708	19,169,145
Morgan Stanley	191,878	18,671,648
		49,591,925
IT Consulting & Other Services–1.63%
Cognizant Technology Solutions Corp., Class A	294,330	21,842,229
Managed Health Care–0.75%
Anthem, Inc.	26,847	10,008,562

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Movies & Entertainment–2.12%
Netflix, Inc.(b)	19,300	$11,779,562
Walt Disney Co. (The)(b)	97,787	16,542,627
		28,322,189
Multi-line Insurance–1.75%
American International Group, Inc.	426,506	23,410,914
Oil & Gas Exploration & Production–3.43%
Canadian Natural Resources Ltd. (Canada)	218,843	8,001,436
ConocoPhillips	230,876	15,646,467
Devon Energy Corp.	361,255	12,828,165
Pioneer Natural Resources Co.	56,325	9,378,676
		45,854,744
Other Diversified Financial Services–0.64%
Voya Financial, Inc.	139,687	8,575,385
Pharmaceuticals–4.24%
Bristol-Myers Squibb Co.	189,308	11,201,354
GlaxoSmithKline PLC (United Kingdom)	363,075	6,853,227
Johnson & Johnson	44,314	7,156,711
Merck & Co., Inc.	182,740	13,725,602
Pfizer, Inc.	159,555	6,862,461
Sanofi (France)	113,701	10,945,379
		56,744,734
Railroads–1.35%
CSX Corp.	606,262	18,030,232
Real Estate Services–1.77%
CBRE Group, Inc., Class A(b)	242,531	23,612,818
Regional Banks–3.78%
Citizens Financial Group, Inc.	453,562	21,308,343
PNC Financial Services Group, Inc. (The)	63,520	12,427,053
Truist Financial Corp.	286,759	16,818,415
		50,553,811
Semiconductors–2.60%
Intel Corp.	285,116	15,190,980
NXP Semiconductors N.V. (China)	48,947	9,587,249
QUALCOMM, Inc.	77,403	9,983,439
		34,761,668
Specialty Chemicals–0.52%
Axalta Coating Systems Ltd.(b)	236,605	6,906,500
Tobacco–1.51%
Philip Morris International, Inc.	213,583	20,245,533
Wireless Telecommunication Services–0.41%
Vodafone Group PLC (United Kingdom)	3,657,538	5,532,538
Total Common Stocks & Other Equity Interests (Cost $575,310,857)		860,163,080
Principal Amount
U.S. Dollar Denominated Bonds & Notes–19.86%
Aerospace & Defense–0.22%
Boeing Co. (The), 5.81%, 05/01/2050	$1,625,000	2,169,891
Principal Amount		Value
Aerospace & Defense–(continued)
Precision Castparts Corp., 2.50%, 01/15/2023	$333,000	$340,579
Raytheon Technologies Corp., 4.45%, 11/16/2038	308,000	373,281
		2,883,751
Agricultural & Farm Machinery–0.09%
Deere & Co., 2.60%, 06/08/2022	1,161,000	1,173,230
Agricultural Products–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	323,137
Air Freight & Logistics–0.06%
FedEx Corp., 4.90%, 01/15/2034	402,000	495,983
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	265,866
		761,849
Airlines–0.32%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	283,164	289,038
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026(d)	1,732,000	1,705,750
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	1,157,000	1,089,797
United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	281,906	298,035
Series 2014-2, Class A, 3.75%, 09/03/2026	349,332	368,156
Series 2018-1, Class AA, 3.50%, 03/01/2030	439,644	465,144
		4,215,920
Alternative Carriers–0.21%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	2,743,000	2,797,860
Application Software–0.82%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(d)(e)	4,171,000	4,377,591
salesforce.com, inc., 2.70%, 07/15/2041	1,413,000	1,410,515
Splunk, Inc., Conv., 1.13%, 06/15/2027	5,278,000	5,202,129
		10,990,235
Asset Management & Custody Banks–0.30%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	2,755,000	2,980,664
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	445,000	483,723
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(d)	103,000	107,344
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	372,000	481,449
		4,053,180
Automobile Manufacturers–0.26%
General Motors Co., 6.60%, 04/01/2036	377,000	506,722
General Motors Financial Co., Inc., 5.25%, 03/01/2026	480,000	548,785
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Toyota Motor Credit Corp., 2.60%, 01/11/2022	$2,460,000	$2,476,012
		3,531,519
Biotechnology–0.55%
AbbVie, Inc.,
4.50%, 05/14/2035	694,000	830,474
4.05%, 11/21/2039	1,322,000	1,520,790
4.85%, 06/15/2044	264,000	332,523
Gilead Sciences, Inc., 3.25%, 09/01/2022	2,070,000	2,116,661
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,875,000	2,504,665
		7,305,113
Brewers–0.24%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	959,000	1,159,780
4.90%, 02/01/2046	538,000	662,328
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	1,033,062
Molson Coors Beverage Co., 4.20%, 07/15/2046(c)	377,000	418,015
		3,273,185
Cable & Satellite–1.66%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	2,213,000	2,684,369
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(d)(e)	2,747,000	2,703,048
1.13%, 03/15/2028(d)	1,311,000	1,336,735
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022	1,029,000	1,055,267
3.85%, 04/01/2061	1,067,000	1,019,895
Comcast Corp.,
4.15%, 10/15/2028	935,000	1,075,888
3.90%, 03/01/2038	756,000	859,358
2.89%, 11/01/2051(d)	352,000	338,228
2.94%, 11/01/2056(d)	265,000	250,795
Cox Communications, Inc., 2.95%, 10/01/2050(d)	202,000	190,294
DISH Network Corp., Conv., 3.38%, 08/15/2026	7,604,000	7,923,368
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(d)(f)	2,645,000	2,699,223
		22,136,468
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	339,000	445,399
Communications Equipment–0.41%
Finisar Corp., Conv., 0.50%, 12/15/2021(f)	1,052,000	1,050,643
Principal Amount		Value
Communications Equipment–(continued)
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	$1,556,000	$1,954,699
1.00%, 03/01/2024	1,874,000	2,443,227
		5,448,569
Computer & Electronics Retail–0.05%
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023	613,000	657,645
8.35%, 07/15/2046	14,000	22,749
		680,394
Consumer Finance–0.15%
American Express Co., 3.63%, 12/05/2024	324,000	351,569
Capital One Financial Corp., 3.20%, 01/30/2023	958,000	992,048
Synchrony Financial, 3.95%, 12/01/2027	556,000	613,749
		1,957,366
Data Processing & Outsourced Services–0.11%
Fiserv, Inc., 3.80%, 10/01/2023	1,412,000	1,501,437
Diversified Banks–1.27%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(d)	350,000	352,991
Bank of America Corp., 3.25%, 10/21/2027	525,000	567,206
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	700,000	756,000
Citigroup, Inc.,
4.00%, 08/05/2024	60,000	65,105
3.67%, 07/24/2028(g)	511,000	562,052
6.68%, 09/13/2043	741,000	1,130,861
5.30%, 05/06/2044	228,000	303,860
4.75%, 05/18/2046	356,000	447,628
Discover Bank, 3.35%, 02/06/2023	1,500,000	1,554,310
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(g)	1,775,000	1,852,018
JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	425,825
3.51%, 01/23/2029(g)	1,058,000	1,151,717
4.26%, 02/22/2048(g)	489,000	590,354
3.90%, 01/23/2049(g)	1,058,000	1,216,021
Series V, 3.45%(3 mo. USD LIBOR + 3.32%)(h)(i)	732,000	734,763
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	200,000	216,333
Societe Generale S.A. (France), 5.00%, 01/17/2024(d)	735,000	794,190
U.S. Bancorp, Series W, 3.10%, 04/27/2026	2,097,000	2,265,392
Wells Fargo & Co.,
3.55%, 09/29/2025	626,000	682,278
4.10%, 06/03/2026	505,000	562,748
4.65%, 11/04/2044	647,000	793,686
		17,025,338
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Capital Markets–0.35%
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(d)	$686,000	$752,318
Conv., 0.50%, 06/24/2024(d)	3,965,000	3,894,423
		4,646,741
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	182,000	242,331
Drug Retail–0.08%
CVS Pass-Through Trust, 6.04%, 12/10/2028	531,167	620,129
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	428,000	496,443
		1,116,572
Electric Utilities–0.47%
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	1,069,931
Georgia Power Co., Series B, 3.70%, 01/30/2050	350,000	374,197
NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023	2,415,000	2,423,695
3.55%, 05/01/2027	530,000	581,808
Ohio Power Co., Series M, 5.38%, 10/01/2021	182,000	182,000
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	66,458
Xcel Energy, Inc.,
0.50%, 10/15/2023	566,000	566,777
3.50%, 12/01/2049	964,000	1,030,333
		6,295,199
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031(c)	307,000	299,681
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	353,000	366,099
Health Care Equipment–0.26%
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	507,001
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	1,984,000	2,189,344
Medtronic, Inc., 4.38%, 03/15/2035	249,000	306,426
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	348,000	445,973
		3,448,744
Health Care Services–0.08%
Cigna Corp., 4.80%, 08/15/2038	307,000	376,026
CVS Health Corp., 3.38%, 08/12/2024	361,000	385,341
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	263,000	322,436
		1,083,803
Health Care Technology–0.26%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027	3,430,000	3,462,367
Principal Amount		Value
Home Improvement Retail–0.15%
Home Depot, Inc. (The), 2.63%, 06/01/2022	$2,010,000	$2,038,305
Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%, 08/15/2022	182,000	183,365
Hotels, Resorts & Cruise Lines–0.25%
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	396,000	583,506
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	2,834,000	2,704,712
		3,288,218
Industrial Conglomerates–0.04%
Honeywell International, Inc., 0.48%, 08/19/2022(c)	480,000	480,124
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	233,000	248,690
Integrated Oil & Gas–0.27%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	938,649
Cenovus Energy, Inc. (Canada), 3.95%, 04/15/2022	274,000	276,783
Chevron Corp., 2.50%, 03/03/2022	1,345,000	1,355,432
Chevron USA, Inc., 5.25%, 11/15/2043	756,000	1,020,428
		3,591,292
Integrated Telecommunication Services–0.38%
AT&T, Inc.,
3.00%, 06/30/2022	502,000	509,608
4.30%, 02/15/2030	318,000	365,114
3.50%, 09/15/2053	447,000	443,283
3.55%, 09/15/2055	157,000	155,141
3.80%, 12/01/2057	255,000	261,044
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	750,000	873,855
5.21%, 03/08/2047	700,000	874,897
Verizon Communications, Inc.,
4.40%, 11/01/2034	417,000	494,345
4.81%, 03/15/2039	459,000	569,989
3.40%, 03/22/2041	561,000	586,415
		5,133,691
Interactive Home Entertainment–0.48%
Zynga, Inc., Conv., 0.00%, 12/15/2026(d)(e)	6,647,000	6,451,744
Interactive Media & Services–0.17%
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026(d)	338,000	307,242
Twitter, Inc., Conv., 0.00%, 03/15/2026(d)(e)	2,051,000	1,914,280
		2,221,522
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Internet & Direct Marketing Retail–0.23%
Amazon.com, Inc.,
4.80%, 12/05/2034	$9,000	$11,481
2.88%, 05/12/2041	2,996,000	3,094,251
		3,105,732
Internet Services & Infrastructure–0.28%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,055,000	3,754,595
Investment Banking & Brokerage–0.67%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	529,000	586,112
2.91%, 07/21/2042(g)	323,000	318,891
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	6,118,000	7,353,836
Morgan Stanley, 4.00%, 07/23/2025	654,000	720,829
		8,979,668
IT Consulting & Other Services–0.11%
International Business Machines Corp., 2.88%, 11/09/2022	1,421,000	1,460,720
Leisure Products–0.18%
Peloton Interactive, Inc., Conv., 0.00%, 02/15/2026(d)(e)	2,778,000	2,459,323
Life & Health Insurance–0.67%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	853,000	983,195
Athene Global Funding,
4.00%, 01/25/2022(d)	1,155,000	1,168,617
2.75%, 06/25/2024(d)	260,000	272,951
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	2,184,000	2,233,970
Guardian Life Global Funding, 2.90%, 05/06/2024(c)(d)	689,000	730,242
Jackson National Life Global Funding,
2.10%, 10/25/2021(d)	489,000	489,532
3.25%, 01/30/2024(d)	453,000	479,804
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	440,000	554,121
Protective Life Global Funding, 2.62%, 08/22/2022(d)	1,865,000	1,904,588
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	163,687
		8,980,707
Managed Health Care–0.05%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	559,000	617,772
Movies & Entertainment–0.96%
Liberty Media Corp., Conv., 1.38%, 10/15/2023	5,671,000	7,749,213
Liberty Media Corp.-Liberty Formula One, Conv., 1.00%, 01/30/2023	540,000	768,517
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	2,015,000	2,917,028
Walt Disney Co. (The), 3.00%, 09/15/2022	1,350,000	1,385,299
		12,820,057
Principal Amount		Value
Multi-line Insurance–0.14%
American International Group, Inc., 4.38%, 01/15/2055	$696,000	$854,998
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	987,302
		1,842,300
Multi-Utilities–0.10%
NiSource, Inc., 4.38%, 05/15/2047	571,000	679,172
Sempra Energy, 3.80%, 02/01/2038	559,000	619,334
		1,298,506
Office REITs–0.05%
Office Properties Income Trust, 4.00%, 07/15/2022	689,000	705,034
Oil & Gas Exploration & Production–0.07%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	689,468
ConocoPhillips, 4.15%, 11/15/2034	230,000	263,325
		952,793
Oil & Gas Storage & Transportation–0.67%
Energy Transfer L.P.,
Series 5Y, 4.20%, 09/15/2023	1,724,000	1,831,686
4.90%, 03/15/2035	344,000	395,122
5.30%, 04/01/2044	587,000	681,284
5.00%, 05/15/2050	724,000	836,791
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	32,722
4.25%, 02/15/2048	696,000	789,839
Kinder Morgan, Inc., 5.30%, 12/01/2034	407,000	502,780
MPLX L.P.,
4.50%, 07/15/2023	1,721,000	1,822,573
4.50%, 04/15/2038	810,000	905,378
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	323,000	327,272
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	573,994
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	234,339
		8,933,780
Other Diversified Financial Services–1.02%
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	5,856,000	6,337,949
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	5,872,000	7,244,286
		13,582,235
Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	70,186
Paper Packaging–0.11%
International Paper Co., 6.00%, 11/15/2041	223,000	312,458
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Paper Packaging–(continued)
Packaging Corp. of America, 4.50%, 11/01/2023	$1,037,000	$1,110,548
		1,423,006
Pharmaceuticals–0.81%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	2,905,000	2,943,631
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	1,116,043
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(d)	790,000	790,228
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	621,000	746,498
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	94,530
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	1,556,000	1,803,987
Pacira BioSciences, Inc.,
Conv., 2.38%, 04/01/2022	212,000	220,082
0.75%, 08/01/2025	875,000	946,094
Pfizer, Inc., 2.20%, 12/15/2021	590,000	592,410
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	1,182,000	1,167,225
Zoetis, Inc., 4.70%, 02/01/2043	333,000	424,335
		10,845,063
Property & Casualty Insurance–0.19%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	331,155
Markel Corp.,
5.00%, 03/30/2043	351,000	424,036
5.00%, 05/20/2049	497,000	644,615
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	784,338
W.R. Berkley Corp., 4.63%, 03/15/2022	382,000	389,315
		2,573,459
Railroads–0.31%
Burlington Northern Santa Fe LLC, 3.05%, 03/15/2022	940,000	945,278
CSX Corp., 5.50%, 04/15/2041	346,000	466,809
Norfolk Southern Corp., 3.40%, 11/01/2049	461,000	492,929
Union Pacific Corp.,
3.65%, 02/15/2024	92,000	97,798
3.20%, 05/20/2041	1,018,000	1,074,156
4.15%, 01/15/2045	426,000	490,356
3.84%, 03/20/2060	519,000	596,501
		4,163,827
Real Estate Services–0.19%
Redfin Corp., Conv., 0.00%, 10/15/2025(d)(e)	2,593,000	2,596,575
Regional Banks–0.06%
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	689,000	763,947
Reinsurance–0.07%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	551,963
Principal Amount		Value
Reinsurance–(continued)
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	$352,000	$378,742
		930,705
Renewable Electricity–0.06%
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	779,129
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	705,000	781,512
Retail REITs–0.08%
Regency Centers L.P.,
2.95%, 09/15/2029	750,000	787,819
4.65%, 03/15/2049	256,000	313,393
		1,101,212
Semiconductors–0.75%
Broadcom, Inc., 3.47%, 04/15/2034(d)	640,000	659,631
Marvell Technology, Inc., 2.45%, 04/15/2028(d)	1,210,000	1,233,490
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	3,865,000	4,388,495
Micron Technology, Inc., 4.66%, 02/15/2030	680,000	785,757
NXP B.V./NXP Funding LLC (China),
3.88%, 09/01/2022(d)	1,885,000	1,941,414
5.35%, 03/01/2026(d)	676,000	782,768
Texas Instruments, Inc., 2.63%, 05/15/2024	215,000	225,527
		10,017,082
Specialized REITs–0.33%
American Tower Corp., 1.60%, 04/15/2026	852,000	855,831
Crown Castle International Corp.,
2.50%, 07/15/2031	1,413,000	1,412,945
4.75%, 05/15/2047	46,000	56,505
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,705,282
LifeStorage L.P., 3.50%, 07/01/2026	404,000	441,017
		4,471,580
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	193,048
Systems Software–0.48%
Mandiant, Inc, Series A, Conv., 1.00%, 06/01/2025(f)	1,642,000	1,620,767
Mandiant, Inc., Series B, Conv., 1.63%, 06/01/2022(f)	1,795,000	1,801,842
Microsoft Corp., 3.50%, 02/12/2035	404,000	465,689
Oracle Corp., 3.60%, 04/01/2040	965,000	1,002,264
VMware, Inc., 1.00%, 08/15/2024	1,509,000	1,514,256
		6,404,818
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	671,000	748,823
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.24%
Apple, Inc.,
2.15%, 02/09/2022	$691,000	$696,053
3.35%, 02/09/2027	315,000	347,552
Western Digital Corp., Conv., 1.50%, 02/01/2024	2,149,000	2,177,023
		3,220,628
Tobacco–0.23%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,383,761
Philip Morris International, Inc.,
3.60%, 11/15/2023	369,000	393,415
4.88%, 11/15/2043	1,102,000	1,353,532
		3,130,708
Trading Companies & Distributors–0.10%
Air Lease Corp.,
3.00%, 09/15/2023	63,000	65,497
4.25%, 09/15/2024	427,000	463,683
Aircastle Ltd., 4.40%, 09/25/2023	771,000	821,280
		1,350,460
Trucking–0.13%
Aviation Capital Group LLC,
2.88%, 01/20/2022(d)	1,015,000	1,020,335
4.88%, 10/01/2025(d)	709,000	782,302
		1,802,637
Wireless Telecommunication Services–0.27%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	719,625
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	610,759
4.30%, 02/15/2048	1,394,000	1,558,470
T-Mobile USA, Inc., 3.40%, 10/15/2052(c)(d)	750,000	732,958
		3,621,812
Total U.S. Dollar Denominated Bonds & Notes (Cost $245,409,598)		265,585,877
U.S. Treasury Securities–11.60%
U.S. Treasury Bills–0.00%
0.05%, 02/17/2022(j)(k)	10,000	9,998
U.S. Treasury Bonds–1.38%
4.50%, 02/15/2036	2,636,800	3,603,867
4.50%, 08/15/2039	36,400	51,135
4.38%, 05/15/2040	72,800	101,329
1.75%, 08/15/2041	4,693,800	4,488,446
2.38%, 05/15/2051	9,556,700	10,201,777
		18,446,554
U.S. Treasury Notes–10.22%
0.13%, 08/31/2023	24,664,300	24,600,712
0.38%, 09/15/2024(c)	24,618,500	24,514,641
0.75%, 08/31/2026	54,595,800	54,019,985
1.13%, 08/31/2028	21,222,100	20,975,062
1.25%, 08/15/2031	12,851,800	12,541,549
		136,651,949
Total U.S. Treasury Securities (Cost $156,653,824)		155,108,501
Shares		Value
Preferred Stocks–0.57%
Asset Management & Custody Banks–0.19%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	$2,568,170
Diversified Banks–0.02%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(g)	10,911	298,416
Oil & Gas Storage & Transportation–0.36%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,731,975
Total Preferred Stocks (Cost $5,960,701)		7,598,561
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.07%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.75%, 03/15/2031	$682,000	990,550
5.50%, 02/01/2037	5	6
		990,556
Federal National Mortgage Association (FNMA)–0.00%
9.50%, 04/01/2030	472	518
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $842,851)		991,074
Shares
Money Market Funds–3.45%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	18,032,634	18,032,634
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)	7,471,723	7,474,712
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	20,608,724	20,608,724
Total Money Market Funds (Cost $46,109,846)		46,116,070
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $1,030,287,677)		1,335,563,163
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.97%
Invesco Private Government Fund, 0.02%(l)(m)(n)	3,872,719	3,872,719
Invesco Private Prime Fund, 0.11%(l)(m)(n)	9,032,732	9,036,345
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,909,064)		12,909,064
TOTAL INVESTMENTS IN SECURITIES–100.85% (Cost $1,043,196,741)		1,348,472,227
OTHER ASSETS LESS LIABILITIES—(0.85)%		(11,418,893)
NET ASSETS–100.00%		$1,337,053,334
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $59,230,669, which represented 4.43% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2021.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,007,337	$68,382,380	$(72,357,083)	$-	$-	$18,032,634	$4,303
Invesco Liquid Assets Portfolio, Institutional Class	11,695,851	47,315,859	(51,538,168)	(611)	1,781	7,474,712	1,306
Invesco Treasury Portfolio, Institutional Class	25,151,242	78,151,291	(82,693,809)	-	-	20,608,724	1,791
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	182,020,510	(178,147,791)	-	-	3,872,719	443*
Invesco Private Prime Fund	-	380,941,896	(371,905,551)	-	-	9,036,345	6,203*
Total	$58,854,430	$756,811,936	$(756,642,402)	$(611)	$1,781	$59,025,134	$14,046

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	9	December-2021	$(1,104,680)	$7,031	$7,031

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/29/2021	State Street Bank & Trust Co.	CAD	651,604	USD	514,995	$565
10/29/2021	State Street Bank & Trust Co.	CHF	1,022,903	USD	1,108,462	10,206
10/29/2021	State Street Bank & Trust Co.	EUR	7,138,433	USD	8,381,546	108,879
10/29/2021	State Street Bank & Trust Co.	GBP	15,709,642	USD	21,469,066	301,235
Subtotal—Appreciation						420,885
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/29/2021	State Street Bank & Trust Co.	CAD	6,946,078	USD	5,437,066	$(46,749)
10/29/2021	State Street Bank & Trust Co.	USD	1,108,374	CHF	1,022,903	(10,116)
10/29/2021	State Street Bank & Trust Co.	USD	327,355	GBP	238,850	(5,519)
Subtotal—Depreciation						(62,384)
Total Forward Foreign Currency Contracts						$358,501

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$821,755,653	$38,407,427	$—	$860,163,080
U.S. Dollar Denominated Bonds & Notes	—	265,585,877	—	265,585,877
U.S. Treasury Securities	—	155,108,501	—	155,108,501
Preferred Stocks	7,598,561	—	—	7,598,561
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	991,074	—	991,074
Money Market Funds	46,116,070	12,909,064	—	59,025,134
Total Investments in Securities	875,470,284	473,001,943	—	1,348,472,227
Other Investments - Assets*
Futures Contracts	7,031	—	—	7,031
Forward Foreign Currency Contracts	—	420,885	—	420,885
	7,031	420,885	—	427,916
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(62,384)	—	(62,384)
Total Other Investments	7,031	358,501	—	365,532
Total Investments	$875,477,315	$473,360,444	$—	$1,348,837,759

*	Unrealized appreciation (depreciation).
Invesco V.I. Equity and Income Fund